Contributed Surplus	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Contributed Surplus
NOTE 23. CONTRIBUTED SURPLUS
Contributed surplus consists of accumulated stock option expense less the fair value of the options at the grant date that have been exercised and reclassified to share capital. Changes in contributed surplus were as follows:

December 31,	2022	2021

Balance, January 1	$658,615	$656,832

Share-based compensation	1,558	1,783

Exercise of stock options	(101)	-

Closing balance	$660,072	$658,615